Capital Stock (Changes in Common Shares) (Details) - shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, beginning of year	215,359,113	213,538,144	211,179,257
Issuance of treasury shares for stock option and award plans	1,991,712	1,820,969	2,358,887
Balance, end of year	217,350,825	215,359,113	213,538,144